Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 28, 2014	Sep. 27, 2013	Sep. 28, 2012
Statement Of Financial Position [Abstract]
Allowance for doubtful accounts		$ 34,676	$ 41,212
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000	600,000,000	600,000,000
Common Stock, Shares Issued	250,120,845	219,585,247	216,050,523
Common stock, shares outstanding	231,086,368	201,798,518	202,573,022
Treasury stock	19,034,477	17,786,729	13,477,501